UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

UBS Cashfund Inc.

Schedule of investments – December 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 8.38%
Federal Farm Credit Bank
0.050%, due 01/02/14[1]	5,000,000	4,999,993
Federal Home Loan Bank
0.060%, due 01/23/14[1]	5,000,000	4,999,817
0.060%, due 01/29/14[1]	5,000,000	4,999,767
0.125%, due 03/27/14	3,000,000	2,999,671
Federal National Mortgage Association *
0.120%, due 04/16/14[1]	5,000,000	4,998,250
US Treasury Notes
1.000%, due 01/15/14	8,000,000	8,002,735
2.625%, due 07/31/14	5,000,000	5,071,627
Total US government and agency obligations (cost — $36,071,860)		36,071,860
Certificates of deposit — 11.39%
Banking-non-US — 8.60%
Bank of Montreal
0.190%, due 01/15/14	6,000,000	6,000,000
Bank of Nova Scotia
0.256%, due 01/21/14[2]	4,000,000	4,000,000
Credit Industriel et Commercial
0.200%, due 03/04/14	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 01/24/14	5,000,000	5,000,000
Mizuho Bank Ltd.
0.210%, due 01/03/14	5,000,000	5,000,000
National Australia Bank Ltd.
0.275%, due 04/07/14[2]	2,000,000	2,000,000
Natixis
0.225%, due 01/29/14[2]	3,000,000	3,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 03/10/14	5,000,000	5,000,000
		37,000,000

Banking-US — 2.79%
Bank of America N.A.
0.160%, due 02/13/14	5,000,000	5,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	2,000,000	2,000,000
Wells Fargo Bank N.A.
0.210%, due 06/09/14	5,000,000	5,000,000
		12,000,000
Total certificates of deposit (cost — $49,000,000)		49,000,000

UBS Cashfund Inc.

Portfolio of investments — December 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — 55.72%
Asset backed-auto & truck — 1.16%
FCAR Owner Trust I
0.160%, due 02/04/14	5,000,000	4,999,245

Asset backed-miscellaneous — 21.29%
Atlantic Asset Securitization LLC
0.150%, due 01/14/14	4,000,000	3,999,783
0.150%, due 01/21/14	10,000,000	9,999,167
Cancara Asset Securitisation LLC
0.190%, due 01/22/14	4,000,000	3,999,557
Chariot Funding LLC
0.230%, due 04/29/14	5,000,000	4,996,231
Ciesco LLC
0.230%, due 02/03/14[3,4]	4,000,000	4,000,000
Fairway Finance LLC
0.120%, due 01/15/14	7,000,000	6,999,673
Gotham Funding Corp.
0.160%, due 01/06/14	3,000,000	2,999,933
0.160%, due 01/10/14	5,343,000	5,342,786
Liberty Street Funding LLC
0.160%, due 02/06/14	9,000,000	8,998,560
LMA Americas LLC
0.170%, due 01/23/14	5,000,000	4,999,481
Old Line Funding LLC
0.230%, due 04/15/14	3,000,000	2,998,007
Regency Markets No. 1 LLC
0.140%, due 01/17/14	5,000,000	4,999,689
0.140%, due 01/27/14	7,000,000	6,999,292
Sheffield Receivables Corp.
0.180%, due 03/11/14	5,000,000	4,998,275
Thunder Bay Funding LLC
0.230%, due 06/04/14	3,000,000	2,997,048
Victory Receivables Corp.
0.140%, due 01/07/14	7,270,000	7,269,830
0.180%, due 02/05/14	5,000,000	4,999,125
		91,596,437

Banking-non-US — 14.13%
Caisse Centrale Desjardins du Quebec
0.170%, due 03/05/14	3,000,000	2,999,108
0.180%, due 01/13/14	5,000,000	4,999,700
0.195%, due 02/14/14	5,000,000	4,998,808
DBS Bank Ltd.
0.240%, due 04/01/14	4,315,000	4,312,411
0.240%, due 04/23/14	6,000,000	5,995,520
Groupe BPCE SA
0.100%, due 01/02/14	4,500,000	4,499,987
Mizuho Funding LLC
0.200%, due 02/05/14	9,000,000	8,998,250

UBS Cashfund Inc.

Schedule of investments — December 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — (concluded)
Oversea-Chinese Banking Corp. Ltd.
0.170%, due 03/04/14	7,000,000	6,997,951
0.210%, due 01/03/14	3,000,000	2,999,965
Sumitomo Mitsui Banking Corp.
0.160%, due 01/22/14	6,000,000	5,999,440
Svenska Handelsbanken AB
0.215%, due 04/22/14	5,000,000	4,996,685
Westpac Securities NZ Ltd.
0.329%, due 01/02/14[2,3]	3,000,000	3,000,000
		60,797,825

Banking-US — 10.34%
Bedford Row Funding Corp.
0.280%, due 10/09/14	2,000,000	1,995,629
BNP Paribas Finance, Inc.
0.230%, due 03/03/14	4,000,000	3,998,441
Erste Finance LLC
0.160%, due 01/02/14	12,000,000	11,999,947
ING (US) Funding LLC
0.185%, due 02/12/14	5,000,000	4,998,921
0.190%, due 03/10/14	5,000,000	4,998,206
Northern Pines Funding LLC
0.210%, due 02/28/14	5,000,000	4,998,308
0.210%, due 03/28/14	4,000,000	3,997,993
0.250%, due 03/06/14	3,500,000	3,498,444
PNC Bank N.A.
0.240%, due 02/13/14	4,000,000	4,000,000
		44,485,889

Diversified manufacturing — 0.70%
Siemens Capital Co. LLC
0.100%, due 01/27/14	3,000,000	2,999,783

Energy-integrated — 1.58%
CNPC Finance HK Ltd.
0.260%, due 01/09/14	6,800,000	6,799,607

Finance-captive automotive — 2.56%
Toyota Motor Credit Corp.
0.200%, due 04/16/14	2,000,000	1,998,833
0.204%, due 01/24/14[2]	4,000,000	4,000,000
0.210%, due 02/26/14	5,000,000	4,998,367
		10,997,200

Insurance-life — 3.96%
MetLife Short Term Funding LLC
0.130%, due 01/15/14	12,047,000	12,046,391
Prudential PLC
0.210%, due 01/22/14	5,000,000	4,999,388
		17,045,779
Total commercial paper (cost — $239,721,765)		239,721,765
Short-term corporate obligation — 1.16%
Banking-non-US — 1.16%
Barclays Bank PLC
0.330%, due 01/02/14[2,5] (cost — $5,000,000)	5,000,000	5,000,000

UBS Cashfund Inc.

Schedule of investments — December 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Non-US government agency — 0.46%

Supranationals — 0.46%
Export Development Canada
0.140%, due 01/02/14[2,3] (cost — $2,000,000)	2,000,000	2,000,000

Repurchase agreements — 22.89%
Repurchase agreement dated 12/31/13 with Barclays Capital, Inc., 0.010% due 01/02/14, collateralized by $36,400,700 US Treasury Note, 1.250% due 11/30/18; (value — $35,700,080); proceeds: $35,000,019	35,000,000	35,000,000

Repurchase agreement dated 12/31/13 with Deutsche Bank Securities, Inc., 0.020% due 01/02/14, collateralized by $6,715,000 Federal Farm Credit Bank, 3.470% to 5.410% due 04/17/36 to 03/26/37, $450,000 Federal Home Loan Bank obligations, 0.170% to 5.375% due 04/01/14 to 08/15/24, $7,895,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 03/27/14 to 10/11/33, $4,427,000 Federal National Mortgage Association obligations, zero coupon to 7.125% due 06/27/14 to 01/15/30 and $4,505,000 Resolution Funding Corp. Interest Strips, zero coupon due 10/15/20 (value — $23,460,317); proceeds: $23,000,026

	23,000,000	23,000,000
Repurchase agreement dated 12/31/13 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.005% due 01/02/14, collateralized by $17,494,900 US Treasury Note, 0.625% due 09/30/17 and $35,346,197 US Treasury Bond Strips, zero coupon due 08/15/25; (value — $40,800,001); proceeds: $40,000,011	40,000,000	40,000,000
Repurchase agreement dated 12/31/13 with State Street Bank and Trust Co., 0.000% due 01/02/14, collateralized by $562,419 Federal National Mortgage Association obligations, 2.110% due 11/07/22; (value — $509,228); proceeds: $499,000	499,000	499,000
Total repurchase agreements (cost — $98,499,000)		98,499,000
Total investments (cost — $430,292,625 which approximates cost for federal income tax purposes) — 100.00%		430,292,625
Other assets in excess of liabilities — 0.00%		635
Net assets (applicable to 430,292,871 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		430,293,260

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the nine months ended December 31, 2013. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 03/31/13($)	Purchases during the nine months ended 12/31/13($)	Sales during the nine months ended 12/31/13($)	Value at 12/31/13($)	Net income earned from affiliate for the nine months ended 12/31/13($)
UBS Private Money Market Fund LLC	—	15,300,000	15,300,000	—	36

UBS Cashfund Inc.

Schedule of investments — December 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	36,071,860	—	36,071,860
Certificates of deposit	—	49,000,000	—	49,000,000
Commercial paper	—	239,721,765	—	239,721,765
Short-term corporate obligation	—	5,000,000	—	5,000,000
Non-US government agency	—	2,000,000	—	2,000,000
Repurchase agreements	—	98,499,000	—	98,499,000
Total	—	430,292,625	—	430,292,625

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 37 days.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	69.6
Japan	9.5
Canada	5.8
Singapore	4.7
France	2.9
United Kingdom	2.3
China	1.6
Australia	1.2
Sweden	1.2
Germany	0.7
Finland	0.5
Total	100.0

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.09% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate represents stated coupon rate.
[5]	Illiquid security representing 1.16% of net assets as of December 31, 2013.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	February 28, 2014
By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 28, 2014